EQUITY METHOD INVESTMENTS - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 53,982	$ 104,108	$ 52,215
Avenir
Schedule of Equity Method Investments [Line Items]
Equity method investments	35,729	41,790
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments	9,261	0
ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments	5,237	4,503
Aqualung
Schedule of Equity Method Investments [Line Items]
Equity method investments	2,244	2,376
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,511	0
CoolCo
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 0	$ 55,439